Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income
Profit/(loss) after tax		£ 2,461	£ 3,354	£ 2,583
Currency translation reserve
Currency translation differences	[1]	(473)	(544)	834
Fair value through other comprehensive income reserve movements relating to debt securities
Net gains from changes in fair value		2,902	2,901	(553)
Net gains/(losses) transferred to net profit on disposal		(295)	(502)	48
Net losses due to impairment		2	1	4
Net (gains)/losses due to fair value hedging		(2,000)	(2,172)	236
Other movements		0	(5)	(26)
Tax		(155)	(57)	65
Cash flow hedging reserve
Net gains/(losses) from changes in fair value		1,299	724	(344)
Net gains transferred to net profit		(510)	(277)	(332)
Tax		(216)	(105)	175
Other		5	16	30
Other comprehensive income/(loss) that may be recycled to profit or loss		559	(20)	137
Other comprehensive income/(loss) not recycled to profit or loss
Retirement benefit remeasurements		(80)	(280)	412
Fair value through other comprehensive income reserve movements relating to equity instruments		(262)	(95)	(260)
Own credit		(810)	(316)	77
Tax		198	150	(118)
Other comprehensive income/(loss) not recycled to profit or loss		(954)	(541)	111
Other comprehensive income/(loss) for the year		(395)	(561)	248
Total comprehensive income for the year		2,066	2,793	2,831
Attributable to:
Equity holders of the parent		1,988	2,713	2,597
Non-controlling interests		78	80	234
Total comprehensive income for the year		£ 2,066	£ 2,793	£ 2,831

[1]	Includes £ 17 m gain ( 2019 : £ 15 m gain ; 2018 : £ 41 m loss ) on recycling of currency translation differences.